SPECIAL CHARGES, NET - Analysis of Restructuring Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Liabilities
Balance at beginning of year	$ 9.2	$ 10.1	$ 10.4
Special charges	41.0	12.7	14.3
Utilization — cash	(14.3)	(13.6)	(14.4)
Currency translation adjustment and other	(3.0)	0.0	(0.2)
Balance at end of year	32.9	9.2	10.1
Asset impairment and non-cash charges	$ 1.6	$ 1.5	$ 1.7